Annual Fund Operating Expenses	Aug. 10, 2026
xETFs Korea AI Semiconductor ETF | xETFs Korea AI Semiconductor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%
xETFS 2x Long Daily Korea AI Semiconductor ETF | xETFS 2x Long Daily Korea AI Semiconductor ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.50%

[1]	Estimated for the Fund’s initial fiscal year.
[2]	Estimated for the Fund’s initial fiscal year. “Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.